Inventory (Tables)	3 Months Ended
Mar. 31, 2022
Inventory
Summary of inventory

	March 31, 2022	December 31, 2021
Parts and battery	$1,593,847	$906,505
Work in progress	148,194	128,424
Vehicles	7,645,072	4,232,736
Inventory provision	(3,138,631)	(1,687,215)
	$6,248,482	$3,580,450